Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	Other
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Trading Symbol	MSLP
Entity Registrant Name	MUSCLEPHARM CORP
Entity Central Index Key	0001415684
Entity Filer Category	Smaller Reporting Company